OTHER EXPENSE	6 Months Ended
Jun. 30, 2024
Other expense (income) [Abstract]
Other Expense	Other Expense
a) Other Expense (Income)

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Other expense:
Bank charges	$2	$—	$3	$1
Litigation	7	4	11	9
Loss on warrant investments at fair value through profit or loss ("FVPL")	1	3	3	5
Porgera care and maintenance costs	—	13	—	30
Tanzania education program	—	—	—	30
Tax interest and penalties	61	—	61	—
Other	18	8	34	14
Total other expense	$89	$28	$112	$89
Other income:
Gain on sale of non-current assets	($5)	($3)	($6)	($6)
Gain on non-hedge derivatives	—	(1)	—	(2)
Interest income on other assets	(4)	(6)	(9)	(11)
Total other income	($9)	($10)	($15)	($19)
Total	$80	$18	$97	$70

b) Impairment Charges

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Impairment charges of non-current assets	$1	$22	$18	$23
Total	$1	$22	$18	$23